Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost	¥ 8,056	$ 1,264	¥ 7,067
Less: accumulated depreciation	(6,382)	(1,001)	(5,711)
Property and equipment, net	1,674	263	1,356
Computer and transmission equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	7,472	1,172	6,640
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	¥ 584	$ 92	¥ 427